Derivative instruments - Impact of Derivatives on the Balance Sheet and Income Statement (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Derivative instruments
Derivative assets, current portion	$ 4,376,000		$ 4,376,000
Derivative assets, noncurrent portion	812,000		812,000
Derivative liabilities, current portion	(3,941,000)		(3,941,000)		$ (3,952,787)	$ (213,093)
Derivative liabilities, noncurrent portion					(400,285)
Change in unrealized gain/(loss) on derivatives			5,600,000	$ (11,010,000)
Total gain/(loss) on derivative contracts	6,082,000	$ (6,558,000)	(19,147,000)	(18,115,000)
Primary underlying risk, Commodity Price | Non-hedging derivative instruments
Derivative instruments
Derivative assets, current portion	4,376,000		4,376,000
Derivative assets, noncurrent portion	812,000		812,000
Derivative liabilities, current portion	(3,941,000)		(3,941,000)		(3,953,000)
Derivative liabilities, noncurrent portion					(400,000)
Realized loss on derivatives	(9,331,000)	(3,959,000)	(24,747,000)	(7,105,000)
Change in unrealized gain/(loss) on derivatives	15,413,000	(2,599,000)	5,600,000	(11,010,000)
Total gain/(loss) on derivative contracts	6,082,000	(6,558,000)	(19,147,000)	(18,115,000)
Crude oil | Primary underlying risk, Commodity Price | Non-hedging derivative instruments
Derivative instruments
Derivative assets, current portion	4,581,000		4,581,000
Derivative assets, noncurrent portion	812,000		812,000
Derivative liabilities, current portion	(1,865,000)		(1,865,000)		(3,465,000)
Derivative liabilities, noncurrent portion					(411,000)
Realized loss on derivatives	(4,971,000)	(2,324,000)	(15,388,000)	(2,583,000)
Change in unrealized gain/(loss) on derivatives	16,571,000	721,000	7,404,000	(6,775,000)
Total gain/(loss) on derivative contracts	11,600,000	(1,603,000)	(7,984,000)	(9,358,000)
Natural gas | Primary underlying risk, Commodity Price | Non-hedging derivative instruments
Derivative instruments
Derivative assets, current portion	(205,000)		(205,000)
Derivative liabilities, current portion	(2,076,000)		(2,076,000)		(488,000)
Derivative liabilities, noncurrent portion					$ 11,000
Realized loss on derivatives	(4,360,000)	(1,635,000)	(9,359,000)	(4,522,000)
Change in unrealized gain/(loss) on derivatives	(1,158,000)	(3,320,000)	(1,804,000)	(4,235,000)
Total gain/(loss) on derivative contracts	$ (5,518,000)	$ (4,955,000)	$ (11,163,000)	$ (8,757,000)